Claims Financing Obligations and Notes Payable - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PPP Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument, Face amount	$ 1,086		$ 1,086
Debt instrument, Interest rate, Stated percentage			1.00%
Debt instrument, Term		2025 years	2022 years
Long-term debt, Gross			$ 1,043
Financing Obligations and Notes Payable Agreements [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity	211,700	$ 201,400	90,500
Interest expense, Debt	$ 102,600	$ 94,500	$ 67,500
Weighted average interest rate	22.00%	22.00%
Line of credit facility, Current borrowing capacity	$ 211,700	$ 201,400
Financing Obligations and Notes Payable Agreements [Member] | Minimum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period	2.00%	2.00%
Financing Obligations and Notes Payable Agreements [Member] | Maximum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period	30.00%	30.00%
Nonrecourse Required Payments [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Repayments of lines of credit	$ 125,600	$ 117,500
Minimum Required Payment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Repayments of lines of credit	$ 376,100	$ 368,000